CHASE 2026-JINV2 ABS 15G

Exhibit 99.1 - Schedule 4

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
3158706034	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	XXX and loan approval are missing from file. Review DTI is within guidelines and was calculated with the income, debt and REO documents provided. Without the XXX or approval the discrepancy between review and tape DTI cannot be determined.
3158706262	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Discrepancy of ratios is due to higher taxes, XXX HOA of XXX per month vs XXX per Originator, and HOI: XXX
3158706032	XXXXX		Number of Mortgaged Properties	XXX	XXX	As per the Credit report active mortgage is XXX
3158706033	XXXXX		Number of Mortgaged Properties	XXX	XXX
3158706040	XXXXX		Number of Mortgaged Properties	XXX	XXX	per mortgage Statement
3158706073	XXXXX		Number of Mortgaged Properties	XXX	XXX	updated as per the 1003
3158706326	XXXXX		Number of Mortgaged Properties	XXX	XXX	IT Mapping issue